Discontinued operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Results of discontinued operations:
Net revenues	¥ 4,807	¥ 17,768	¥ 19,983
Cost of revenues	(280)	(627)	(307)
Gross profit	4,527	17,141	19,676
Operating expenses:
Selling and marketing expenses	(6,800)	(30,065)	(23,881)
General and administrative expenses	(1,368)	(1,077)	(815)
Total operating expense	(8,168)	(31,142)	(24,696)
Loss from discontinued operations	(3,641)	(14,001)	(5,020)
Other expenses:
Interest expenses, net	(676)	(924)	(13)
Gain from disposal of discontinued operations	771	0	0
Others, net	(66)	(52)	(27)
Loss from discontinued operations before income taxes	(3,612)	(14,977)	(5,060)
Income tax expense	0	0	0
Net loss from discontinued operations	¥ (3,612)	¥ (14,977)	¥ (5,060)